INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consist of the following:
	December 31
	2019	2018

Raw materials	2,725	2,508
Finished products	6,683	4,455
Total inventories	9,408	6,963